Income Taxes (Details)		6 Months Ended
	Jan. 31, 2023	Jun. 30, 2025
Income Taxes [Abstract]
Federal income tax rate		21.00%
Corporate income tax	25.00%
Income withholding tax rate		10.00%
Effective tax rate		0.00%